SHAKER
        FUND

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2002




                              [PAINTING OF TREE]

                                                                     SHAKER FUND

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

A Message to Our Shareholders................................................. 1

Schedule of Investments....................................................... 3

Statement of Assets and Liabilities........................................... 4

Statement of Operations....................................................... 5

Statements of Changes in Net Assets........................................... 6

Financial Highlights.......................................................... 7

Notes to Financial Statements................................................. 9

                                                                     SHAKER FUND

                                                   A MESSAGE TO OUR SHAREHOLDERS
                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

Dear Investor:

In the current market environment, is there any reason for investors to believe that the companies in their portfolio will survive and provide improved investment returns in the future?

The stock market has now been in a decline for 31 months. It is the worst decline since the depression years of 1929 - 1932. Many stocks are now trading under $5.00 per share and are at amounts that are close to or less than the net cash per share of the company. The stock market news continues to be much more negative than underlying economic or corporate earnings news. Corporate earnings for the quarter ending September 30, 2002 are expected to be about 7% above the September 2001 quarter, but the severe stock market collapse is impacting the confidence of corporate leaders and is having a negative impact on corporate spending. In addition, we are just starting to see a similarly negative impact on consumer confidence and spending.

Nevertheless, we remain enthusiastic about the long-term prospects for the companies in the Shaker Fund. We believe these companies are strong enough financially that they should survive any near term business uncertainties. While no one can predict the market with any certainty, we believe that many of the stocks in the Shaker Fund have the potential to perform well over the next five years. The following two points lead us to believe our stocks are positioned to perform well over the next few years:

     1. Most of Shaker Fund's companies are in a very stable, net cash position. Net cash is calculated by subtracting cash and short-term investments from any debt. Shaker believes the companies with strong cash positions will both survive and then thrive once the general economy begins to see better growth. Weaker companies may not survive this economic downturn which in turn provides more growth opportunities for the financially stronger companies that we have purchased in the portfolio.
     2. Some of Shaker Fund's investments are in cyclical companies that are currently suffering through depressed levels of business activity, due to the recession and slow recovery. These companies historically have a very high level of fixed costs relative to total costs. As revenues potentially increase over the next few years, profits should grow faster than revenues because costs typically do not increase at the same rate. We believe that many of the Shaker Fund's companies are well positioned to exceed prior peak earnings in the perceived current economic expansion that is just in its early stages.

I know that this investment downturn has been exceptionally painful. Our style of focusing on small and mid-cap growth companies with long-term competitive advantages has been hit hard as many investors have given up on growth. However, we at Shaker Investments believe in the long-term economic success of the United States and our best companies. Historically, our approach and efforts during a downturn in the market has provided strong returns after a downturn has ended. Given the current mix of what we consider to be strong companies in the portfolio, I believe that the long-term outlook for our investment style is encouraging.

Sincerely,

/s/ Edward P. Hemmelgarn

Edward P. Hemmelgarn
Portfolio Manager, Shaker Fund

SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

THE VIEWS IN THIS LETTER WERE THOSE OF THE SHAKER FUND MANAGER AS OF SEPTEMBER 30, 2002 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE SHAKER FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE SHAKER FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE SHAKER FUND INVESTS IN SMALL-CAP AND MID-CAP COMPANIES. INVESTMENTS IN THESE COMPANIES MAY INVOLVE GREATER RISKS, SUCH AS LIMITED PRODUCT LINES, MARKETS, AND FINANCIAL OR MANAGERIAL RESOURCES. THIS LETTER MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT SHAKER FUND PROSPECTUS. FORUM FUND SERVICES, LLC (11/02).

                                                                     SHAKER FUND

                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 SHARE               SECURITY                              SHARE               SECURITY
 AMOUNT             DESCRIPTION                VALUE       AMOUNT            DESCRIPTION               VALUE
 ------             -----------                -----       ------            -----------               -----

COMMON STOCK  (52.7%)
BUSINESS SERVICES  (4.5%)                                 NETWORK & COMMUNICATIONS TECHNOLOGY (1.8%)
  20,220 Fair Isaac and Co., Inc.              $ 661,194    26,450 Brocade Communications
  18,240 Getty Images, Inc. +                    365,894           Systems, Inc. +                   $  199,168
                                              ----------    52,020 Extreme Networks, Inc. +             219,004
                                               1,027,088                                             ----------
                                              ----------                                                418,172
COMPUTER SOFTWARE & SYSTEMS (5.3%)                                                                   ----------
  18,800 Check Point Software                             PHARMACEUTICALS & BIOMEDICAL TECHNOLOGY (5.5%)
         Technologies, Ltd.                      258,312    27,570 Cell Therapeutics, Inc. +            121,308
  45,450 Retek, Inc. +                           163,620    16,100 Diversa Corp. +                      137,333
   8,620 SERENA Software, Inc. +                 103,440    21,700 Invitrogen Corp. +                   739,319
  10,110 Symatec Corp. +                         340,404    52,960 Qiagen NV +                          243,086
  22,210 Veritas Software Corp. +                326,709                                             ----------
                                              ----------                                              1,241,046
                                               1,192,485                                             ----------
                                              ----------  PRODUCER DURABLES, CONSTRUCTION (0.2%)
CONSUMER STAPLES, DISTRIBUTION (0.4%)                       15,450 MasTec, Inc. +                        49,904
  19,850 Fleming Cos, Inc.                        99,250                                             ----------
                                              ----------  RETAIL (3.5%)
ENERGY & ENERGY SERVICES (2.1%)                             16,390 Abercrombie & Fitch Co. +            322,391
   4,300 Cooper Cameron Corp. +                  179,568    19,430 Linens 'n Things, Inc. +             356,929
  12,900 GlobalSantaFe Corp.                     288,315     9,300 Ultimate Electronics, Inc. +         118,575
                                              ----------                                             ----------
                                                 467,883                                                797,895
                                              ----------                                             ----------
FINANCIAL (4.3%)                                          SEMICONDUCTORS, COMMMUNICATION/COMPUTING (3.4%)
  12,793 Fidelity National Financial, Inc.       367,543     9,790 Altera Corp. +                        84,879
  17,520 First American Corp.                    357,934    42,450 Xilinx, Inc. +                       672,323
  20,650 Stilwell Financial, Inc.                249,246                                             ----------
                                              ----------                                                757,202
                                                 974,723                                             ----------
                                              ----------  SEMICONDUCTORS, CONSUMER/INDUSTRIAL (11.8%)
HEALTHCARE SERVICES (2.2%)                                  40,820 International Rectifier Corp. +      637,608
  13,000 Caremark Rx, Inc. +                     221,000    23,970 Linear Technology Corp.              496,658
  56,670 Eclipsys Corp. +                        287,884    47,637 Microchip Technology, Inc. +         974,177
                                              ----------    13,620 Monolithic System Technology, Inc. + 136,200
                                                 508,884    19,700 Power Intergrations, Inc. +          240,143
                                              ----------    31,010 RF Micro Devices, Inc. +             186,060
HOUSEHOLD FURNISHINGS (1.6%)                                                                         ----------
  16,110 Furniture Brands International, Inc. +  369,725                                              2,670,846
                                              ----------                                             ----------
LEISURE PRODUCTS & SERVICES (2.4%)
  16,080 Callaway Golf Co.                       167,232  TOTAL COMMON STOCK
   2,000 ResortQuest International, Inc. +         8,020  (COST $18,874,607)                         11,959,645
  22,770 Royal Caribbean Cruises, Ltd.           362,498                                             ----------
                                              ----------  SHORT-TERM INVESTMENT  (2.6%)
                                                 537,750   584,774 Deutsche Cash Management Fund
                                              ----------   (COST $584,774)                              584,774
MATERIALS AND PROCESSING (3.7%)                                                                      ----------
  37,740 PolyOne Corp.                           324,187  TOTAL INVESTMENTS IN SECURITIES (55.3%)
  22,950 RPM, Inc.                               322,677  (COST $19,459,381)                        $12,544,419
   5,360 Valspar Corp.                           199,928                                             ----------
                                              ----------  Other Assets and Liabilities, Net (44.7%)  10,129,907
                                                 846,792                                             ----------
                                              ----------  TOTAL NET ASSETS (100.0%)                 $22,674,326
                                                                                                     ----------

--------------------------------------------
+ Non-income producing security.


See Notes to Financial Statements.                                             3

SHAKER FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS
    Total investments, at value (cost $19,459,381) (Note 2)         $12,544,419
    RECEIVABLES:
       Investment securities sold                                        54,933
       Fund shares sold                                              10,137,308
       Interest and dividends                                             3,265
       Expense reimbursement from adviser                                43,459
    Other assets                                                          1,048
                                                                    ------------
    Total Assets                                                     22,784,432
                                                                    ------------

LIABILITIES

    Payable for Fund shares redeemed                                     32,144
    ACCRUED LIABILITIES:
       Investment advisory fees (Note 3)                                  2,135
       Administration fees (Note 3)                                       3,382
       Shareholder servicing fees (Note 3)                                1,035
       Distribution fees (Note 3)                                         2,155
       Transfer agency fees (Note 3)                                     24,146
       Custody fees (Note 3)                                              1,691
       Other                                                             43,418
                                                                    ------------
    Total Liabilities                                                   110,106
                                                                    ------------
    NET ASSETS                                                      $22,674,326
                                                                    ============

COMPONENTS OF NET ASSETS

    Paid-in capital                                                 $37,296,673
    Accumulated net investment loss                                    (157,996)
    Accumulated net realized loss                                    (7,549,389)
    Net unrealized depreciation of investments                       (6,914,962)
                                                                    ------------
TOTAL NET ASSETS                                                    $22,674,326
                                                                    ============

NET ASSET VALUE PER SHARE:

    Intermediary Shares - based on net assets of  $13,176,100 and
    3,253,688 shares outstanding (a)                                $      4.05
                                                                    ============
    A Shares* - based on net assets of $8,714,129 and
    2,165,444 shares outstanding                                    $      4.02
                                                                    ============
    A Shares Maximum Public Offering Price Per Share
    (net asset value per share / 94.25%)                            $      4.27
                                                                    ============
    B Shares* - based on net assets of $376,275 and
    93,510 shares outstanding                                       $      4.02
                                                                    ============
    C Shares* - based on net assets of $407,822 and
    101,399 shares outstanding                                      $      4.02
                                                                    ============

-------------------------------------------------------------------------
(*) Redemption price may be reduced by applicable sales charges (Note 1).
(a) Effective June 4, 2002, Institutional Shares changed its name to Intermediary Shares.


4                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                             STATEMENT OF OPERATIONS (unaudited)
                                             SIX MONTHS ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                               $      29,785
    Interest income                                                       8,194
                                                                  --------------
TOTAL INVESTMENT INCOME                                                  37,979
                                                                  --------------

EXPENSES
    Investment advisory fees (Note 3)                                   104,187
    Administration fees (Note 3)                                         21,471
    Shareholder servicing fees (Note 3)
       Intermediary Shares (a)                                            2,409
       A Shares                                                          16,530
       B Shares                                                             532
       C Shares                                                             822
    Distribution fees (Note 3)
       A Shares                                                          16,530
       B Shares                                                           1,597
       C Shares                                                           2,467
    Transfer agency fees (Note 3)
       Intermediary Shares (a)                                           11,848
       A Shares                                                          17,970
       B Shares                                                          11,993
       C Shares                                                          12,014
    Custody fees (Note 3)                                                 5,475
    Accounting fees (Note 3)                                             41,447
    Compliance fees                                                      19,066
    Auditing fees                                                         8,149
    Legal fees                                                            3,151
    Trustees fees and expenses                                              426
    Reporting expenses                                                    6,715
    Miscellaneous expenses                                                3,168
                                                                  --------------
TOTAL EXPENSES                                                          307,967
    Fees waived and expenses reimbursed (Note 4)                       (111,992)
                                                                  --------------
NET EXPENSES                                                            195,975
                                                                  --------------
NET INVESTMENT LOSS                                               $    (157,996)
                                                                  --------------
    Net realized loss on investments                                 (5,651,811)
    Net change in unrealized depreciation of investments             (7,182,386)
                                                                  --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (12,834,197)
                                                                  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $ (12,992,193)
                                                                  ==============



---------------------------------------------------------------------
(a) Effective June 4, 2002, Institutional Shares changed its name to Intermediary Shares.


See Notes to Financial Statements.                                             5

SHAKER FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the
                                                                      Six Months Ended             For the
                                                                      September 30, 2002         Period Ended
                                                                         (unaudited)           March 31, 2002 (a)
                                                                      ------------------       ------------------
OPERATIONS
    Net investment loss                                                $       (157,996)        $       (238,655)
    Net realized loss on investments                                         (5,651,811)              (1,897,578)
    Net change in unrealized appreciation/(depreciation) of investments      (7,182,386)                 470,379
                                                                      ------------------       ------------------
  Net Decrease in Net Assets from Operations                                (12,992,193)              (1,665,854)
                                                                      ------------------       ------------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares
    Intermediary Shares (b)                                                  11,035,478                  713,810
    A Shares                                                                  2,835,509               19,752,031
    B Shares                                                                    224,851                  463,748
    C Shares                                                                    598,703                  506,445
  Issuance of shares due to acquisition (Note 6)
    Intermediary Shares (b)                                                           -                7,696,125
    A Shares                                                                          -                      100
  Redemption of shares
    Intermediary Shares (b)                                                    (479,504)              (1,320,672)
    A Shares                                                                 (3,002,426)              (1,442,834)
    B Shares                                                                    (12,073)                       -
    C Shares                                                                   (236,918)                       -
                                                                      ------------------       ------------------
  Net Increase From Capital Share Transactions                               10,963,620               26,368,753
                                                                      ------------------       ------------------
  Net Increase/(Decrease) in Net Assets                                      (2,028,573)              24,702,899
                                                                      ------------------       ------------------

NET ASSETS

  Beginning of Period                                                        24,702,899                        -
  End of Period (A)                                                    $     22,674,326         $     24,702,899
                                                                      ==================       ==================


SHARE TRANSACTIONS
  Sale of shares
    Intermediary Shares (b)                                                   2,634,127                   91,286
    A Shares                                                                    479,672                2,411,803
    B Shares                                                                     38,805                   57,144
    C Shares                                                                     78,267                   60,613
  Issuance of shares due to acquisition (Note 6)
    Intermediary Shares (b)                                                           -                  769,612
    A Shares                                                                          -                       10
  Redemption of shares
    Intermediary Shares (b)                                                     (90,680)                (150,657)
    A Shares                                                                   (548,260)                (177,781)
    B Shares                                                                     (2,439)                       -
    C Shares                                                                    (37,481)                       -
                                                                      ------------------       ------------------
  Net Increase in Shares                                                      2,552,011                3,062,030
                                                                      ==================       ==================
  (A) Accumulated Net Investment Loss                                  $       (157,996)        $              -
                                                                      ==================       ==================

--------------------------------------------------------------------------------
(a) Intermediary Shares and A Shares commenced operations on April 30, 2001. Effective November 5, 2001, Investor Shares changed its name to A Shares. B Shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively (Note 1).

(b) Effective June 4, 2002, Institutional Shares changed its name to Intermediary Shares.


6                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                                NET REALIZED

                                             BEGINNING                              AND               ENDING
                                             NET ASSET         NET               UNREALIZED         NET ASSET
                                             VALUE PER      INVESTMENT              LOSS            VALUE PER          TOTAL
                                               SHARE           LOSS            ON INVESTMENTS         SHARE           RETURN
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIARY SHARES (D)
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)         $ 8.09        $ (0.04)(f)             $ (4.00)         $ 4.05          (49.94%)
April 27, 2001 (a) to March 31, 2002             10.00          (0.12)                  (1.79)           8.09          (19.10%)
---------------------------------------------------------------------------------------------------------------------------------
A SHARES (C)
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)           8.06          (0.05)(f)               (3.99)           4.02          (50.12%)
April 27, 2001 (a) to March 31, 2002             10.00          (0.07)                  (1.87)           8.06          (19.40%)
---------------------------------------------------------------------------------------------------------------------------------
B SHARES
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)           8.06          (0.05)(f)               (3.99)           4.02          (50.12%)
December 11, 2001 (a) to March 31, 2002           8.95          (0.02)                  (0.87)           8.06           (9.94%)
---------------------------------------------------------------------------------------------------------------------------------
C SHARES
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)           8.06          (0.05)(f)               (3.99)           4.02          (50.12%)
December 7, 2001 (a) to March 31, 2002            9.03          (0.02)                  (0.95)           8.06          (10.74%)


----------------------------------------------------------------------------
(a) Commencement of operations.
(b) Annualized.
(c) Effective November 5, 2001, Investor Shares changed its name to A Shares.
(d) Effective June 4, 2002, Institutional Shares changed its name to
    Intermediary Shares.
(e) Unaudited.
(f) Calculated using average shares outstanding during the period.


See Notes to Financial Statements.                                             7


SHAKER FUND

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                        RATIOS TO AVERAGE
                                                                          NET ASSETS (B)
                                                          ------------------------------------------
                                       NET ASSETS AT           NET                                     PORTFOLIO
                                       END OF PERIOD        INVESTMENT         NET          GROSS       TURNOVER
                                      (000'S OMITTED)          LOSS          EXPENSES     EXPENSES        RATE
                                      ---------------          ----          --------     --------        ----

---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIARY SHARES (D)
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)       $ 13,176            (1.36%)        1.77%        2.88%           31%
April 27, 2001 (a) to March 31, 2002             5,746            (1.48%)        1.90%        3.31%           61%
---------------------------------------------------------------------------------------------------------------------------------
A SHARES (C)
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)          8,714            (1.76%)        2.15%        2.90%           31%
April 27, 2001 (a) to March 31, 2002            18,008            (1.72%)        2.15%        3.19%           61%
---------------------------------------------------------------------------------------------------------------------------------
B SHARES
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)            376            (1.85%)        2.25%       10.85%           31%
December 11, 2001 (a) to March 31, 2002            461            (1.84%)        2.25%       28.00%           61%
---------------------------------------------------------------------------------------------------------------------------------
C SHARES
---------------------------------------------------------------------------------------------------------------------------------
April 1, 2002 to September 30, 2002 (e)            408            (1.81%)        2.20%        8.02%           31%
December 7, 2001 (a) to March 31, 2002             488            (1.81%)        2.20%       27.32%           61%

----------------------------------------------------------------------------
(a) Commencement of operations.
(b) Annualized.
(c) Effective November 5, 2001, Investor Shares changed its name to A Shares.
(d) Effective June 4, 2002, Institutional Shares changed its name to Intermediary Shares.
(e) Unaudited.


8                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                       NOTES TO FINANCIAL STATEMENTS (unaudited)
                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-four investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers four classes of shares: Intermediary Shares (prior to June 4, 2002, known as Institutional Shares), A Shares (prior to November 5, 2001, known as Investors Shares), B Shares and C Shares. Intermediary Shares and A Shares commenced operations on April 27, 2001, after the Fund acquired the net assets of certain individual accounts managed by Shaker Management, Inc., and its affiliate, Shaker Investments, Inc., in exchange for Fund shares. B Shares and C Shares commenced operations on December 11, 2001, and December 7, 2001, respectively. A Shares generally provide for a front-end sales charge while B Shares and C Shares provide for a contingent deferred sales charge. B Shares automatically convert to A Shares nine years from the end of the calendar month in which the Fund accepted your purchase. No sales charges are assessed with respect to Intermediary Shares.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its related net assets.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust generally determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily
available,   are  valued  using  the  last  reported  sales  price  provided  by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income, if any are distributed quarterly. Net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

SHAKER FUND

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets. Each share of each class of the Fund represents an undivided, proportionate interest in the Fund.

NOTE 3.  ADVISORY  FEES, SERVICING  FEES  AND  OTHER TRANSACTIONS  WITH  RELATED
         PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Shaker Investments, L.L.C. (The "Adviser"). On or about January 1, 2002, Shaker Management, Inc. and its affiliate Shaker Investments, Inc. reorganized to form the Adviser. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses of Intermediary Shares, A Shares, B Shares and C Shares do not exceed 1.65%, 2.15%, 2.25%, 2.20%, respectively, of that class's average daily net assets through July 31, 2003.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). FAdS receives, for its services, an administrative fee of $24,000 per year plus 0.10% of the Fund's average daily net assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives, for its services, $24,000 annually for the first share class, plus $21,600 annually for each additional share class, $24 per shareholder account annually, and certain out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") for Intermediary Shares, A Shares, B Shares and C Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each of Intermediary Shares, A Shares, B Shares, and C Shares. FAdS may pay any or all of these fees to the Adviser or other financial institutions that provide shareholder servicing to their customers who invest in the Fund. On June 4, 2002, the shareholder servicing fee was eliminated for Intermediary Shares.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to A Shares, B Shares and C Shares, under which the Trust pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of A Shares and up to 0.75% of the average daily net assets of each of B Shares and C Shares. FFS may pay any or all amounts of these payments to various institutions, including the Adviser, that provide distribution or shareholder servicing to their customers who invest in the A Shares, B Shares or C Shares. The Distribution Plan obligates the Fund to pay FFS compensation for FFS's services and not as reimbursement for certain expenses incurred.

For the six months ended September 30, 2002, FFS reallowed $52,945 in commissions to certain financial institutions regarding purchases of Shaker Fund. FFS retained net commissions of $22,689 from purchases of Shaker Fund.

                                                                     SHAKER FUND

                           NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $45,000 per year, $12,000 per year for each additional share class above one, 0.01% of the Fund's average daily net assets, plus certain out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays a maintenance fee of $3,600 per year, 0.01% of the Fund's average daily net assets, certain other transactional fees, and certain out-of-pocket expenses.

NOTE 4.  WAIVER OF FEES

The Adviser contractually waived fees of $55,494 and reimbursed certain expenses totaling $43,459 for the six months ended September 30, 2002. For the same period, FAdS voluntarily waived shareholder service fees totaling $11,287. FFS voluntarily waived distribution fees totaling $1,752.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $6,685,637 and $5,497,195, respectively, for the six months ended September 30, 2002.

The cost basis of investment securities owned as of September 30, 2002, was $19,459,381 and the net unrealized depreciation of investment securities was $6,914,962. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost was $773,232 and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value was $7,688,194.

NOTE 6.  ACQUISITION

On April 27, 2001, the Fund acquired all of the net assets of certain individual accounts managed by Shaker Management, Inc. and/or its affiliate Shaker Investments, Inc. The net assets and unrealized loss from the accounts immediately prior to acquisition were $7,696,225, and $202,955, respectively.

The Fund's net assets immediately after the acquisition were $7,696,225. Shares issued as part of the acquisition amounted to 769,622.

                                 TRANSFER AGENT

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                           (888) 314-9048 (toll free)
                E-mail address: shaker-fund@forum-financial.com


                                  DISTRIBUTOR

                            Forum Fund Services, LLC
                               2 Portland Square
                             Portland, Maine 04101




        This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund's prospectus.


                                  SHAKER
                                        FUND

                                  Shaker Fund
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (888) 314-9048


                    Investment Company Act File No. 811-3023